Organization (Tables)	9 Months Ended
Sep. 30, 2024
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s condensed consolidated balance sheets and statements of comprehensive income are as follows:

	As of
	December 31,	September 30,	September 30,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	2,832,913	1,431,502	203,987
Short-term investments	333,191	734,430	104,655
Accounts receivable, net	2,061,497	2,145,629	305,750
Licensed copyrights, net	361,225	317,468	45,239
Prepayments and other assets	2,603,639	2,341,719	333,692
Total current assets	8,192,465	6,970,748	993,323
Non-current assets:
Fixed assets, net	600,586	589,693	84,031
Long-term investments	1,712,915	1,563,216	222,756
Licensed copyrights, net	1,951,329	1,742,231	248,266
Produced content, net	12,349,284	13,032,262	1,857,082
Operating lease assets	545,894	500,832	71,368
Goodwill	2,345,466	2,345,466	334,226
Others	745,107	1,050,207	149,653
Total non-current assets	20,250,581	20,823,907	2,967,382
Total assets	28,443,046	27,794,655	3,960,705
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts and notes payable	3,197,634	3,700,389	527,301
Customer advances and deferred revenue	4,234,384	4,173,734	594,752
Short-term loans	2,292,845	2,232,148	318,079
Long-term loans, current portion	—	28,800	4,104
Operating lease liabilities, current portion	83,575	78,310	11,159
Accrued expenses and other liabilities	2,641,951	3,035,549	432,562
Total current liabilities	12,450,389	13,248,930	1,887,957
Non-current liabilities:
Long-term loans	—	303,700	43,277
Operating lease liabilities	485,139	437,364	62,324
Other non-current liabilities	1,037,634	874,991	124,685
Total non-current liabilities	1,522,773	1,616,055	230,286
Amounts due to the Company and its subsidiaries	21,712,172	19,663,128	2,801,973
Total liabilities	35,685,334	34,528,113	4,920,216

	Nine months ended September 30,
	2023	2024	2024
	RMB	RMB	US$
Total revenues	22,496,529	21,285,082	3,033,100
Third-party revenues	22,368,994	21,071,839	3,002,713
Inter-Group revenues	127,535	213,243	30,387
Cost of revenues	(18,628,332)	(17,628,297)	(2,512,013)
Third-party cost of revenues	(13,180,284)	(11,612,721)	(1,654,800)
Inter-Group cost of revenues	(5,448,048)	(6,015,576)	(857,213)
Net income	343,650	439,050	62,564
Net cash provided by/(used for) operating activities	184,342	(1,524,996)	(217,310)
Net cash provided by/(used for) investing activities	268,907	(461,940)	(65,826)
Net cash (used for)/provided by financing activities	(315,643)	585,525	83,437